Description of Business - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Net loss	$ 5,959	$ 7,894	$ 6,658	$ (7,185)	$ 13,853	$ (527)	$ 19,222	$ 45,117
Net cash used in operating activities					$ 5,962	$ 9,277	$ 14,732	$ 15,398